Goodwill and Intangible Assets (Details) - Schedule of Amortization of Intangible Assets - Intangible Assets [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Goodwill and Intangible Assets (Details) - Schedule of Amortization of Intangible Assets [Line Items]
2024	$ 101
2025	101
2026	101
2027	101
2028	101
Thereafter	227
Total	$ 732	$ 3,052	$ 732